Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Consolidating Statement of Operations

Consolidating Statement of Operations

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,823	$2,767	$—	$5,590

Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	1,018	1,255	—	2,273
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	851	905	—	1,756
Depreciation and amortization	—	—	397	116	—	513
Restructuring charges	—	—	27	57	—	84

Operating income	—	—	530	434	—	964

Interest income	2	569	59	28	(654)	4
Interest expense	(1)	(367)	(615)	(61)	654	(390)
Foreign currency exchange transaction losses, net	—	—	(2)	(14)	—	(16)
Other (expense)/income, net	—	(121)	148	(145)	—	(118)

Income from continuing operations before income taxes and equity in net income of affiliates	1	81	120	242	—	444
Provision for income taxes	—	(32)	(33)	(81)	—	(146)
Equity in net income of subsidiaries	296	—	206	—	(502)	—
Equity in net income of affiliates	—	—	3	2	—	5

Income/(loss) from continuing operations	297	49	296	163	(502)	303
Income from discontinued operations, net of tax	—	—	—	(7)	—	(7)

Net income	297	49	296	156	(502)	296

Less: net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)

Net income/(loss) attributable to controlling interests	$297	$49	$296	$157	$(502)	$297

Total other comprehensive (loss)/income	(34)	(4)	(37)	34	7	(34)

Total comprehensive income/(loss) attributable to controlling interests	263	45	259	191	(495)	263
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2

Total comprehensive income	263	45	259	193	(495)	265

Consolidating Statement of Operations

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,680	$2,827	$—	$5,507

Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	970	1,264	—	2,234
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	938	929	—	1,867
Depreciation and amortization	—	—	406	118	—	524
Restructuring charges	—	—	31	53	—	84

Operating income	—	—	335	463	—	798

Interest income	7	548	25	30	(604)	6
Interest expense	(13)	(426)	(593)	(28)	604	(456)
Loss on derivative instruments	—	(1)	—	—	—	(1)
Foreign currency exchange transaction losses, net	—	—	(7)	(2)	—	(9)
Other (expense)/income, net	(52)	(182)	191	(166)	—	(209)

(Loss)/income from continuing operations before income taxes and equity in net income/(loss) of affiliates	(58)	(61)	(49)	297	—	129
Benefit/(provision) for income taxes	—	21	8	(50)	—	(21)
Equity in net income of subsidiaries	167	—	207	—	(374)	—
Equity in net income of affiliates	—	—	—	3	—	3

Income/(loss) from continuing operations	109	(40)	166	250	(374)	111
Income from discontinued operations, net of tax	—	—	1	—	—	1

Net income/(loss)	109	(40)	167	250	(374)	112
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3

Net income/(loss) attributable to controlling interests	$109	$(40)	$167	$247	$(374)	$109

Total other comprehensive (loss)/income	(203)	7	(182)	(216)	391	(203)

Total comprehensive (loss)/income attributable to controlling interests	(94)	(33)	(15)	31	17	(94)
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2

Total comprehensive (loss)/income	(94)	(33)	(15)	33	17	(92)

Consolidating Statement of Operations

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,559	$2,544	$—	$5,103

Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	987	1,138	—	2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	817	815	—	1,632
Depreciation and amortization	—	—	437	117	—	554
Restructuring charges	—	—	42	19	—	61

Operating income	—	—	276	455	—	731

Interest income	7	501	31	23	(557)	5
Interest expense	(49)	(597)	(538)	(33)	557	(660)
Loss on derivative instruments	—	(27)	—	—	—	(27)
Foreign currency exchange transaction gains/(losses), net	—	111	(26)	50	—	135
Other (expense)/income, net	—	(91)	45	(35)	—	(81)

(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	(42)	(103)	(212)	460	—	103
Benefit/(provision) for income taxes	1	36	81	(72)	—	46
Equity in net income of subsidiaries	170	—	322	—	(492)	—
Equity in net income of affiliates	—	—	1	4	—	5

Income/(loss) from continuing operations	129	(67)	192	392	(492)	154
Loss from discontinued operations, net of tax	—	—	(22)	—	—	(22)

Net income/(loss)	129	(67)	170	392	(492)	132
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3

Net income/(loss) attributable to controlling interests	$129	$(67)	$170	$389	$(492)	$129

Total other comprehensive (loss)/income	(44)	6	(15)	(163)	172	(44)

Total comprehensive income/(loss) attributable to controlling interests	85	(61)	155	226	(320)	85
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2

Total comprehensive income/(loss)	85	(61)	155	228	(320)	87

Consolidating Balance Sheet

Consolidating Balance Sheet

December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$24	$263	$—	$287
Trade and other receivables, net	—	—	404	706	—	1,110
Prepaid expenses and other current assets	—	14	132	132	—	278
Intercompany receivables	—	270	177	134	(581)	—

Total current assets	—	284	737	1,235	(581)	1,675
Non-current assets
Property, plant and equipment, net	—	—	303	257	—	560
Goodwill	—	—	5,046	2,306	—	7,352
Other intangible assets, net	—	—	4,088	467	—	4,555
Deferred tax assets	10	3	77	79	—	169
Other non-current assets	—	46	165	61	—	272
Equity investment in subsidiaries	5,157	—	5,663	—	(10,820)	—
Intercompany receivables	45	7,944	555	1,300	(9,844)	—

Total assets	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$—	$52	$347	$572	$—	$971
Deferred revenues	—	—	217	156	—	373
Income tax liabilities	—	—	12	44	—	56
Current portion of long-term debt, capital lease obligations and short-term borrowings	—	340	15	7	—	362
Intercompany payables	—	14	414	153	(581)	—

Total current liabilities	—	406	1,005	932	(581)	1,762
Non-current liabilities
Long-term debt and capital lease obligations	—	5,843	81	17	—	5,941
Deferred tax liabilities	—	71	838	97	—	1,006
Intercompany loans	—	—	9,295	549	(9,844)	—
Other non-current liabilities	2	16	258	340	—	616

Total liabilities	2	6,336	11,477	1,935	(10,425)	9,325

Total stockholders’ equity	5,210	1,941	5,157	3,722	(10,820)	5,210
Noncontrolling interests	—	—	—	48	—	48

Total equity	5,210	1,941	5,157	3,770	(10,820)	5,258

Total liabilities and equity	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Consolidating Balance Sheet

December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$33	$285	$—	$318
Trade and other receivables, net	—	—	369	711	—	1,080
Prepaid expenses and other current assets	—	15	134	110	—	259
Intercompany receivables	300	123	224	326	(973)	—

Total current assets	300	138	760	1,432	(973)	1,657
Non-current assets
Property, plant and equipment, net	—	—	367	242	—	609
Goodwill	—	—	4,989	2,166	—	7,155
Other intangible assets, net	—	—	4,121	440	—	4,561
Deferred tax assets	1	—	67	108	—	176
Other non-current assets	—	53	162	99	—	314
Equity investment in subsidiaries	4,574	—	4,731	—	(9,305)	—
Intercompany receivables	149	7,322	908	1,449	(9,828)	—

Total assets	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$31	$55	$388	$576	$—	$1,050
Deferred revenues	—	—	247	196	—	443
Income tax liabilities	—	—	7	44	—	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	104	28	16	2	—	150
Intercompany payables	—	47	729	197	(973)	—

Total current liabilities	135	130	1,387	1,015	(973)	1,694
Non-current liabilities
Long-term debt and capital lease obligations	—	6,223	92	16	—	6,331
Deferred tax liabilities	—	80	883	33	—	996
Intercompany loans	—	—	8,926	902	(9,828)	—
Other non-current liabilities	2	14	243	297	—	556

Total liabilities	137	6,447	11,531	2,263	(10,801)	9,577

Total stockholders’ equity	4,887	1,066	4,574	3,665	(9,305)	4,887
Noncontrolling interests	—	—	—	8	—	8

Total equity	4,887	1,066	4,574	3,673	(9,305)	4,895

Total liabilities and equity	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Consolidating Statement of Cash Flows

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$(1)	$127	$303	$373	$802

Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(142)	(18)	(160)
Proceeds from sale of subsidiaries and affiliates, net	—	—	(4)	—	(4)
Additions to property, plant and equipment and other assets	—	—	(59)	(73)	(132)
Additions to intangible assets	—	—	(204)	(22)	(226)

Net cash used in investing activities	—	—	(409)	(113)	(522)

Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,998	—	1	1,999
Repayments of debt	(106)	(2,120)	(4)	—	(2,230)
Increase in other short-term borrowings	—	—	—	3	3
Capital contributions from parent	15	—	—	—	15
Activity under stock plans	—	—	(3)	(2)	(5)
Settlement of derivatives, intercompany and other financing activities	92	(5)	104	(289)	(98)

Net cash provided by/(used in) financing activities	1	(127)	97	(287)	(316)

Effect of exchange-rate changes on cash and cash equivalents	—	—	—	5	5

Net (decrease) in cash and cash equivalents	—	—	(9)	(22)	(31)

Cash and cash equivalents at beginning of period	—	—	33	285	318

Cash and cash equivalents at end of period	$—	$—	$24	$263	$287

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by operating activities	$1	$132	$104	$422	$659

Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(112)	(20)	(132)
Proceeds from sale of subsidiaries and affiliates, net	—	—	4	1	5
Additions to property, plant and equipment and other assets	—	—	(102)	(75)	(177)
Additions to intangible assets	—	—	(172)	(18)	(190)
Other investing activities	—	—	(1)	—	(1)

Net cash used in investing activities	—	—	(383)	(112)	(495)

Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	—	6	—	6
Repayments of debt	(505)	(1,603)	(2)	—	(2,110)
Decrease in other short-term borrowings	—	—	(2)	(4)	(6)
Capital contributions from parent	2,077	—	—	—	2,077
Activity under stock plans	—	—	(2)	—	(2)
Settlement of derivatives, intercompany and other financing activities	(1,578)	1,471	246	(361)	(222)

Net cash (used in)/provided by financing activities	(6)	(132)	246	(365)	(257)

Effect of exchange-rate changes on cash and cash equivalents	4	—	1	(12)	(7)

Net (decrease)/increase in cash and cash equivalents	(1)	—	(32)	(67)	(100)

Cash and cash equivalents at beginning of period	1	—	65	352	418

Cash and cash equivalents at end of period	$—	$—	$33	$285	$318

Consolidating Statement of Cash Flows

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$3	$(15)	$185	$371	$544

Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(35)	(20)	(55)
Proceeds from sale of subsidiaries and affiliates, net	—	—	17	—	17
Additions to property, plant and equipment and other assets	—	—	(112)	(66)	(178)
Additions to intangible assets	—	—	(143)	(13)	(156)
Other investing activities	—	—	2	5	7

Net cash used in investing activities	—	—	(271)	(94)	(365)

Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,065	—	—	1,065
Repayments of debt	(64)	(1,161)	(3)	—	(1,228)
Increase/(decrease) in other short-term borrowings	—	—	4	(10)	(6)
Cash dividends paid to parent	(9)	—	—	—	(9)
Activity under stock plans	—	—	(4)	—	(4)
Settlement of derivatives, intercompany and other financing activities	69	109	—	(260)	(82)

Net cash (used in)/provided by financing activities	(4)	13	(3)	(270)	(264)

Effect of exchange-rate changes on cash and cash equivalents	—	—	(6)	(2)	(8)

Net (decrease)/increase in cash and cash equivalents	(1)	(2)	(95)	5	(93)

Cash and cash equivalents at beginning of period	2	2	160	347	511

Cash and cash equivalents at end of period	$1	$—	$65	$352	$418